Shareholder Report, Line Graph (Details) 1014061_Putnam Focused Large Cap Value ETF_Single Class_TSR Annual {Single Class} - USD ($)							12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	May 25, 2021	Aug. 31, 2026
Putnam Focused Large Cap Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Putnam Focused Large Cap Value ETF (NAV)
Accumulated Value	$ 17,528	$ 15,571	$ 12,086	$ 10,411	$ 10,520	$ 10,000	$ 22,802
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	15,584	13,453	10,665	9,294	10,717	10,000	$ 18,717
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000 Value Index
Accumulated Value	$ 13,707	$ 12,537	$ 10,348	$ 9,529	$ 10,162	$ 10,000	$ 17,781